CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 553,295	$ 523,295
Interest accrued	15,000	30,000
Ending balance	568,295	553,295
Liability Component [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	519,589	489,589
Interest accrued	15,000	30,000
Ending balance	534,589	519,589
Equity Component [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	33,706	33,706
Interest accrued	0	0
Ending balance	$ 33,706	$ 33,706